INTANGIBLE ASSETS - Schedule of Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Total	$ 3,102	$ 2,892
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,509	2,299
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Total	570	576
U.K. regulated distribution operation
Disclosure of information for cash-generating units [line items]
Total	$ 23	$ 17